Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Cash and cash equivalents
The breakdown of cash and cash equivalents is as follows:

	December 31, 2022	December 31, 2021
Cash and cash bank deposits	18,930	120,928
Time deposits and other investments	2,271	—
Investment funds	3,193	78

Total	24,394	121,006